Fair Value of Financial Instruments (Details) - Company's liabilities measured at fair value on a recurring basis (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Liabilities:
Warrant derivative liabilities	$ 952,172	$ 9,147,507
Conversion element of promissory notes			274,928
Conversion element of Series B CPS			1,210,909
Series A CPS derivative liabilities			619,652
Total liabilities	952,172	9,147,507	2,208,184
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Warrant derivative liabilities
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Warrant derivative liabilities
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Warrant derivative liabilities		9,147,507	102,695
Warrant [Member]
Financial Liabilities:
Warrant derivative liabilities		9,147,507	102,695
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Warrant derivative liabilities	952,172	9,147,507
Conversion element of promissory notes			274,928
Conversion element of Series B CPS			1,210,909
Series A CPS derivative liabilities			619,652
Total liabilities	$ 952,172	$ 9,147,507	$ 2,208,184